EQUITY - Allocation of interim dividend and interest on equity (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
EQUITY
Total, Gross	R$ 4,550,000	R$ 2,416,639	R$ 2,172,145
IOE, net	3,867,500	2,054,143
Reversal of unclaimed dividends and interest on equity	152,770	101,778
6/18/2018
EQUITY
Total, Gross	400,000
IOE, net	340,000
9/5/2018
EQUITY
Total, Gross	2,800,000
IOE, net	2,380,000
12/4/2018
EQUITY
Total, Gross	1,350,000
IOE, net	1,147,500
2/13/2017
EQUITY
Total, Gross		180,000
IOE, net		153,000
3/20/2017
EQUITY
Total, Gross		350,000
IOE, net		297,500
6/19/2017
EQUITY
Total, Gross		95,000
IOE, net		80,750
9/18/2017
EQUITY
Total, Gross		305,000
IOE, net		259,250
12/14/2017
EQUITY
Total, Gross		1,486,639
IOE, net		1,263,643
Common shares
EQUITY
Total, Gross	1,438,699	764,136
IOE, net	1,222,894	649,516
Common shares | 6/18/2018
EQUITY
Total, Gross	126,479
IOE, net	R$ 107,507
IOE, per share	R$ 0.188823
Common shares | 9/5/2018
EQUITY
Total, Gross	R$ 885,353
IOE, net	R$ 752,550
IOE, per share	R$ 1.321761
Common shares | 12/4/2018
EQUITY
Total, Gross	R$ 426,867
IOE, net	R$ 362,837
IOE, per share	R$ 0.637278
Common shares | 2/13/2017
EQUITY
Total, Gross		56,916
IOE, net		R$ 48,379
IOE, per share		R$ 0.084970
Common shares | 3/20/2017
EQUITY
Total, Gross		R$ 110,669
IOE, net		R$ 94,069
IOE, per share		R$ 0.165220
Common shares | 6/19/2017
EQUITY
Total, Gross		R$ 30,039
IOE, net		R$ 25,533
IOE, per share		R$ 0.044845
Common shares | 9/18/2017
EQUITY
Total, Gross		R$ 96,440
IOE, net		R$ 81,974
IOE, per share		R$ 0.143978
Common shares | 12/14/2017
EQUITY
Total, Gross		R$ 470,072
IOE, net		R$ 399,561
IOE, per share		R$ 0.701779
Preferred shares
EQUITY
Total, Gross	R$ 3,111,301	R$ 1,652,503
IOE, net	R$ 2,644,606	R$ 1,404,627
Percentage of increase in amount allocated to common share	10.00%	10.00%
Preferred shares | 6/18/2018
EQUITY
Total, Gross	R$ 273,521
IOE, net	R$ 232,493
IOE, per share	R$ 0.207705
Preferred shares | 9/5/2018
EQUITY
Total, Gross	R$ 1,914,647
IOE, net	R$ 1,627,450
IOE, per share	R$ 1.453937
Preferred shares | 12/4/2018
EQUITY
Total, Gross	R$ 923,133
IOE, net	R$ 784,663
IOE, per share	R$ 0.701006
Preferred shares | 2/13/2017
EQUITY
Total, Gross		R$ 123,084
IOE, net		R$ 104,621
IOE, per share		R$ 0.093467
Preferred shares | 3/20/2017
EQUITY
Total, Gross		R$ 239,331
IOE, net		R$ 203,431
IOE, per share		R$ 0.181742
Preferred shares | 6/19/2017
EQUITY
Total, Gross		R$ 64,961
IOE, net		R$ 55,217
IOE, per share		R$ 0.049330
Preferred shares | 9/18/2017
EQUITY
Total, Gross		R$ 208,560
IOE, net		R$ 177,276
IOE, per share		R$ 0.158375
Preferred shares | 12/14/2017
EQUITY
Total, Gross		R$ 1,016,567
IOE, net		R$ 864,082
IOE, per share		R$ 0.771957